Trade and other receivables - Summary of Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current
Trade receivables	$ 514	$ 474
Other receivables	37	27
Prepayments	114	108
Receivables from associates	1	1
Trade and other current receivables	$ 666	$ 610	$ 549